Note 18 - Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	2018	2017	2016

Fair value through profit or loss, measured at amortized cost:
Cash	$2,567,868	$4,974,478	$14,376,282
Short-term investments	-	-	589,275
Accounts receivable, measured at amortized cost:
Accounts receivable	946,944	493,925	292,849
Other liabilities, measured at amortized cost:
Accounts payable and accrued liabilities	(3,040,422)	(810,593)	(1,624,344)

Disclosure of provision matrix [text block]
	2018	2017	2016

Current	$892,343	$330,731	$125,610
31 - 60 days	34,331	56,094	16,346
61 - 90 days	60,885	-	75,816
> 90 days	-	107,100	75,077
Expected credit losses (1)	(40,615)	-	-

	$946,944	$493,925	$292,849